NOTE 9 - NOTE PAYABLE	12 Months Ended
Dec. 31, 2020
Notes
NOTE 9 - NOTE PAYABLE

NOTE 9 – NOTE PAYABLE

Paycheck Protection Program Loan

On May 7, 2020, The Company received $121,700 in loan funding from the Paycheck Protection Program (the "PPP") established pursuant to the recently enacted Coronavirus Aid, Relief, and Economic Security Act of 2020 (the "CARES Act") and administered by the U.S. Small Business Administration ("SBA"). The unsecured loan (the "PPP Loan") is evidenced by a promissory note of the Company, dated April 29, 2020 (the "4.29.20 Note") in the principal amount of $121,700 with Comerica Bank (the "Bank"), the lender.

Under the terms of the 4.29.20 Note and the PPP Loan, interest accrues on the outstanding principal at the rate of 1.0% per annum. The term of the 4.29.20 Note is two years, though it may be payable sooner in connection with an event of default under the 4.29.20 Note. To the extent the loan amount is not forgiven under the PPP, the Company will be obligated to make equal monthly payments of principal and interest beginning on the date that is seven months from the date of the 4.29.20 Note, until the maturity date. The 4.29.20 Note may be prepaid in part or in full, at any time, without penalty.

The CARES Act and the PPP provide a mechanism for forgiveness of up to the full amount borrowed. Under the PPP, the Company may apply for forgiveness for all or a part of the PPP Loan. The amount of loan proceeds eligible for forgiveness, as amended, is based on a formula that takes into account a number of factors, including: (i) the amount of loan proceeds that are used by the Company during the covered period after the loan origination date for certain specified purposes including payroll costs, interest on certain mortgage obligations, rent payments on certain leases, and certain qualified utility payments, provided that at least 75% of the loan amount is used for eligible payroll costs; (ii) the Company maintaining or rehiring employees, and maintaining salaries at certain levels; and (iii) other factors established by the SBA. Subject to the other requirements and limitations on loan forgiveness, only that portion of the loan proceeds spent on payroll and other eligible costs during the covered period will qualify for forgiveness. Although the Company currently intends to use the entire amount of the PPP Loan for qualifying expenses, no assurance is provided that the Company will obtain forgiveness of the PPP Loan in whole or in part.

The 4.29.20 Note contains customary events of default as follows. The Company:

•Fails to make a scheduled payment;

•Fails to do anything required by the 4.29.20 Note and other Loan Documents;

•Defaults on any other loan with Lender;

•Is not eligible to receive a loan under the PPP when the Loan is made;

•Does not disclose, or anyone acting on their behalf does not disclose, any material fact to Lender or SBA;

•Makes, or anyone acting on their behalf makes, a materially false or misleading representation to Lender or SBA;

•Defaults on any loan or agreement with another creditor, if Lender believes the default may materially affect the Company's ability to pay the 4.29.20 Note;

•Fails to pay any taxes when due;

•Becomes the subject of a proceeding under any bankruptcy or insolvency law;

•Has a receiver or liquidator appointed for any part of its business or property;

•Makes an assignment for the benefit of creditors;

•Has any adverse change in financial condition or business operation that Lender believes may materially affect the Company's ability to pay the 4.29.20 Note, provided that this provision shall not apply to adverse changes or conditions resulting from the Covid-19 pandemic and the circumstances giving rise to the CARES Act;

•Reorganizes, merges, consolidates, or otherwise changes ownership or business structure, (2) makes any distribution of the Company's assets that would adversely affect its financial condition, or (3) transfers (including by pledge) or disposes of any assets except in the ordinary course of business, in each case without Lender's prior written consent; or

•Becomes the subject of a civil or criminal action that Lender believes may materially affect the Company's ability to pay the 4.29.20 Note.

Upon the occurrence of an event of default, the Lender has customary remedies and may, among other things, require immediate payment of all amounts owed under the 4.29.20 Note, collect all amounts owing from the Company, and file suit and obtain judgment against the Company.